NON-CONTROLLING INTEREST(Tables)	12 Months Ended
Jun. 30, 2017
Noncontrolling Interest [Abstract]
Noncontrolling Interest [Table Text Block]

Non-controlling interest consisted of the following:

	As of June 30, 2016
		Nanjing
	BHD	Recon	Total	Total
	RMB	RMB	RMB	U.S. Dollars
Paid-in capital	¥1,651,000	¥200,000	¥1,851,000	$278,583
Unappropriated retained earnings	3,152,687	3,250,513	6,403,200	963,709
Accumulated other comprehensive loss	(18,850)	(11,853)	(30,703)	(4,621)
Total non-controlling interest	¥4,784,837	¥3,438,660	¥8,223,497	$1,237,671

	As of June 30, 2017
		Nanjing
	BHD	Recon	Total	Total
	RMB	RMB	RMB	U.S. Dollars
Paid-in capital	¥1,651,000	¥200,000	¥1,851,000	$273,113
Unappropriated retained earnings	3,152,687	3,491,859	6,644,546	980,395
Accumulated other comprehensive loss	(18,850)	(11,853)	(30,703)	(4,531)
Total non-controlling interest	¥4,784,837	¥3,680,006	¥8,464,843	$1,248,977